MFS® INVESTMENT MANAGEMENT

111 Huntington Avenue, Boston, Massachusetts  02199-7618

(617) 954-5000

December 2, 2016

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:	MFS® Series Trust XII (the “Trust”), (File Nos. 333-126328 and 811-21780) on behalf of MFS® Lifetime® 2060 Fund; Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to (1) the Securities Act of 1933, as amended and Rule 485(b) thereunder, (2) the Investment Company Act of 1940, as amended, and (3) Regulation S-T, please find Post-Effective Amendment No. 53 to the Registration Statement of the Trust (the “Amendment”), marked to indicate all changes from Post-Effective Amendment No. 52 to the above-captioned Registration statement, except in the case of the Statement of Additional Information (“SAI”) of the New Fund, which has not been marked.

This Amendment is being filed for the purpose of updating the Trust’s financial and other information and, in connection therewith, making certain other minor and conforming changes, and also to reflect any edits in response to comments received from the Securities and Exchange Commission (the “SEC”) in connection with Post-Effective Amendment No. 49

In accordance with Rule 485(b)(4), we hereby represent that the amendment does not contain disclosures which would render it ineligible to become effective pursuant to Rule 485(b).

If you have any questions concerning the foregoing, please call the undersigned at (617) 954- 4340 or James Wholley at (617) 954-6124.

Sincerely,

SUSAN A. PEREIRA
Susan A. Pereira
Vice President & Senior Counsel

SAP/bjn
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